6. Embedded Debt Conversion (Details - fair value measurements) - Fair Value, Measurements, Recurring [Member]	Sep. 30, 2015 USD ($)
Derivative liability	$ 532,600
Fair Value, Inputs, Level 1
Derivative liability	0
Fair Value, Inputs, Level 2
Derivative liability	0
Fair Value, Inputs, Level 3
Derivative liability	$ 532,600